Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Property and Equipment

Property and equipment consists of the following:

	Year Ended December 31,		Nine Months Ended September 30, 2013
	2011	2012
			(unaudited)
Computer equipment	$1,951,246	$2,003,706	$2,172,535
Software	1,323,081	1,323,081	1,323,081
Furniture	599,650	599,650	599,650
Lab equipment	7,910,207	8,747,790	10,603,598
Office equipment	51,360	51,360	51,360
Leasehold improvements	4,831,706	4,881,706	4,893,770

Property and equipment	16,667,250	17,607,293	19,643,994
Less accumulated depreciation and amortization	(13,379,567)	(14,339,497)	(15,174,112)

Property and equipment, net	$3,287,683	$3,267,796	$4,469,882